COMMITMENTS AND CONTINGENCIES (Details) - USD ($)					1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2026	Dec. 25, 2025	Oct. 02, 2024	Sep. 24, 2024	Nov. 30, 2026	Apr. 30, 2026	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 07, 2026
COMMITMENTS AND CONTINGENCIES
Obligation payments					$ 628,000
Loss contingency accrual		$ 2,500,000						$ 47,000		$ 47,000
Gain on extinguishment										167,162
Current portion of contingent consideration								206,000		206,000
Mortgage and promissory note payable		446,945
Damages relating to additional claims		1,342,480
Attorneys' fees and costs		418,138
Arbitrators' fees and costs		$ 74,013
Litigation reserve								1,024,000		1,024,000
Litigation reserve within debt and accrued expenses and other current liabilities								1,500,000		1,500,000
Litigation reserve														$ 1,024,002
Contribution cost								$ 0	$ 0	$ 0	$ 0	$ 57,700	$ 76,000
Threshold ownership percentage for vendor				19.99%
Amount payable under advisory agreement							$ 600,000					0
Total cash payments							$ 75,000
Advisory agreement, total cash payments for the unpaid balance			$ 525,000
Advisory agreement, shares issued			3,906
Initial consideration of additional paid-in capital			$ 600,000									$ 3,960,397
Percentage of employer matching contribution												100.00%
Employees compensation percentage												3.00%
Common stock fair value			$ 133,750
Harry Kahn Associates, Inc
COMMITMENTS AND CONTINGENCIES
Amount in settlement	$ 47,000
Minimum
COMMITMENTS AND CONTINGENCIES
Obligation payments						$ 2,500,000
Percentage of employee contribution										1.00%		1.00%
Maximum
COMMITMENTS AND CONTINGENCIES
Percentage of employee contribution										100.00%		100.00%